Note 12 - Derivative Warrant Liabilities	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of derivative financial instruments [text block]
12.	Derivative warrant liabilities:

The warrants issued as part of the public offering of units composed of Common Share and Common Share purchase warrants on both
May 9, 2018
and
May 14, 2018 (
see note
14
) are derivative liabilities (“Derivative Warrant Liabilities”) given the warrant indenture contains certain contingent provisions that allow for cash settlement.

Warrants issued as part of a public offering of units composed of class A share (Common Share) and Common Share purchase warrants on both
December 27, 2017
and
December 3, 2013
are derivative liabilities (“Derivative warrant liabilities”) given the currency of the exercise price is different from the Corporation’s functional currency.

The derivative warrant liabilities are measured at fair value at each reporting period and the reconciliation of changes in fair value is presented in the following tables:

	Warrant liabilities issued May 2018		Warrant liabilities issued December 27, 2017		Warrant liabilities issued December 3, 2013 1
	March 31, 2019	March 31, 2018	March 31, 2019	March 31, 2018	March 31, 2019	March 31, 2018
	$	$	$	$	$	$
Balance – beginning of period	-	-	6,405	-	21	209
Issued during period	4,272	-	-	5,873	-	-
Exercised during period	(722)	-	-	-	-	-
Change in fair value of derivative warrant liabilities	4,696	-	1,612	532	(21)	(188)
Balance – end of period	8,246	-	8,017	6,405	-	21

Fair value per share issuable	0.81	-	0.82	0.65	-	0.01
(
1
)
In order to obtain
one
Common Share,
10
warrants must be exercised. All unexercised warrants expired on
December 3, 2018.

The fair value of the derivative warrant liabilities was estimated using the Black-Scholes option pricing model and based on the following assumptions:

	Warrant liabilities issued May 2018		Warrant liabilities issued December 27, 2017		Warrant liabilities issued December 3, 2013 1
	March 31, 2019	March 31, 2018	March 31, 2019	March 31, 2018	March 31, 2019	March 31, 2018
Exercise price	$1.31	-	US $1.26	US $1.26	-	US $1.50
Share price	$1.35	-	US $1.02	US $1.02	-	US $1.02
Risk-free interest	1.52%	-	2.23%	2.56%	-	2.19%
Estimated life (in years)	4.11	-	3.75	4.75	-	0.68
Expected volatility	94.58%	-	107.57%	95.15%	-	133.86%
(
1
)
In order to obtain
one
Common Share,
10
warrants must be exercised. All unexercised warrants expired on
December 3, 2018.